Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2018	2017
Trade and unbilled receivables (1)	$968,064	$747,327
Contract assets (2)	756,159	668,821
Less – allowance for doubtful accounts	(11,308)	(9,585)
	$1,712,915	$1,406,563